Vanguard® FTSE Social Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Basic Materials (1.9%)
	Linde plc	243,197	78,961
	Newmont Corp.	377,336	25,602
	Air Products and Chemicals Inc.	103,867	25,568
	Dow Inc.	346,062	23,525
	Nucor Corp.	127,869	16,938
	International Flavors & Fragrances Inc.	119,742	15,826
	Fastenal Co.	268,854	14,400
	Albemarle Corp.	54,662	14,235
	LyondellBasell Industries NV Class A	122,595	14,006
	CF Industries Holdings Inc.	100,239	9,901
	International Paper Co.	181,279	8,783
	Steel Dynamics Inc.	88,000	7,513
	FMC Corp.	59,210	7,258
	Avery Dennison Corp.	38,740	6,685
	Westlake Corp.	16,000	2,114
			271,315
Consumer Discretionary (15.6%)
*	Amazon.com Inc.	204,372	491,349
*	Tesla Inc.	391,924	297,180
	Home Depot Inc.	491,841	148,905
	Costco Wholesale Corp.	208,365	97,144
*	Walt Disney Co.	855,809	94,516
	McDonald's Corp.	351,876	88,747
	NIKE Inc. Class B	583,847	69,390
	Lowe's Cos. Inc.	317,884	62,083
*	Booking Holdings Inc.	19,281	43,258
	Starbucks Corp.	541,136	42,479
*	Netflix Inc.	203,123	40,105
	Target Corp.	225,131	36,444
	TJX Cos. Inc.	560,628	35,639
	Activision Blizzard Inc.	363,043	28,274
	Estee Lauder Cos. Inc. Class A	107,662	27,416
	Ford Motor Co.	1,839,966	25,171
	Dollar General Corp.	109,707	24,173
	Marriott International Inc. Class A	128,000	21,962
*	AutoZone Inc.	9,704	19,987
*	O'Reilly Automotive Inc.	31,274	19,927
*	Warner Bros Discovery Inc.	1,037,997	19,151
	Electronic Arts Inc.	131,672	18,256
	Hilton Worldwide Holdings Inc.	128,700	18,129
*	Uber Technologies Inc.	758,975	17,608
*	MercadoLibre Inc.	21,979	17,273

		Shares	Market Value ($000)
*	Dollar Tree Inc.	104,338	16,728
	Yum! Brands Inc.	136,175	16,541
*	Lululemon Athletica Inc.	53,541	15,671
	eBay Inc.	293,565	14,288
	Ross Stores Inc.	164,194	13,960
*	Aptiv plc	126,574	13,447
*	Ulta Beauty Inc.	24,797	10,492
	Tractor Supply Co.	53,238	9,975
	Paramount Global Inc. Class B	273,662	9,395
	Lennar Corp. Class A	116,389	9,340
	Best Buy Co. Inc.	112,640	9,243
	Yum China Holdings Inc.	202,123	9,188
*	Take-Two Interactive Software Inc.	73,244	9,121
	Genuine Parts Co.	65,909	9,012
*	Expedia Group Inc.	67,914	8,783
	VF Corp.	152,632	7,702
*	CarMax Inc.	77,188	7,662
	Garmin Ltd.	71,852	7,589
	Darden Restaurants Inc.	59,367	7,421
*	Spotify Technology SA	64,958	7,325
	Omnicom Group Inc.	97,933	7,307
	Pool Corp.	18,300	7,295
	LKQ Corp.	127,704	6,563
*	NVR Inc.	1,467	6,529
*	Live Nation Entertainment Inc.	65,589	6,234
	Domino's Pizza Inc.	17,000	6,174
	Interpublic Group of Cos. Inc.	185,613	5,982
*	Royal Caribbean Cruises Ltd.	102,300	5,941
	Advance Auto Parts Inc.	29,525	5,606
*	Carnival Corp.	402,100	5,581
	Fox Corp. Class A	155,414	5,519
	Hasbro Inc.	60,700	5,448
*	Burlington Stores Inc.	31,451	5,293
	PulteGroup Inc.	115,180	5,213
	Whirlpool Corp.	26,718	4,922
*	Etsy Inc.	59,744	4,846
	Vail Resorts Inc.	18,800	4,742
	BorgWarner Inc. (XNYS)	113,683	4,584
	Bath & Body Works Inc.	111,400	4,570
	Nielsen Holdings plc	168,859	4,316
	News Corp. Class A	228,100	3,969
	Lear Corp.	28,056	3,955
	Newell Brands Inc.	177,227	3,800
	Rollins Inc.	106,500	3,776
	Aramark	107,787	3,715
*	Coupang Inc.	271,600	3,669
	Gentex Corp.	110,545	3,436
*	Southwest Airlines Co.	72,572	3,328
	Autoliv Inc.	41,045	3,287
*	Delta Air Lines Inc.	75,059	3,129
*	Liberty Media Corp.- Liberty SiriusXM Class C	74,800	3,074
[1]	Sirius XM Holdings Inc.	420,900	2,694
*	Lyft Inc. Class A	138,641	2,451
*	Wayfair Inc. Class A	35,672	2,119
*	Peloton Interactive Inc. Class A	139,200	1,943
	Fox Corp. Class B	57,772	1,890
*	United Airlines Holdings Inc.	37,941	1,807
*	Liberty Media Corp.- Liberty SiriusXM Class A	42,400	1,751

		Shares	Market Value ($000)
*	American Airlines Group Inc.	76,094	1,360
*	Farfetch Ltd. Class A	146,700	1,316
*	Carvana Co. Class A	41,134	1,211
	Lennar Corp. Class B	12,400	833
	News Corp. Class B	7,000	123
			2,188,750
Consumer Staples (6.0%)
	Procter & Gamble Co.	1,132,674	167,500
	Coca-Cola Co.	1,825,600	115,706
	PepsiCo Inc.	650,365	109,099
	CVS Health Corp.	620,412	60,025
	Mondelez International Inc. Class A	650,209	41,327
	Colgate-Palmolive Co.	392,403	30,925
	Archer-Daniels-Midland Co.	261,700	23,768
	McKesson Corp.	70,576	23,198
	Corteva Inc.	343,030	21,480
	Kimberly-Clark Corp.	158,432	21,075
	Sysco Corp.	240,260	20,225
	General Mills Inc.	283,699	19,816
	Kroger Co.	343,637	18,202
*	Monster Beverage Corp.	174,441	15,546
	Walgreens Boots Alliance Inc.	337,138	14,777
	Hershey Co.	69,192	14,649
	Kraft Heinz Co.	326,659	12,357
	Tyson Foods Inc. Class A	134,567	12,059
	Keurig Dr Pepper Inc.	329,336	11,441
	McCormick & Co. Inc.	117,328	10,879
	AmerisourceBergen Corp. Class A	70,248	10,874
	Church & Dwight Co. Inc.	113,816	10,250
	Clorox Co.	57,786	8,400
	Kellogg Co.	118,975	8,297
	Bunge Ltd.	64,399	7,620
	Conagra Brands Inc.	220,255	7,244
	Hormel Foods Corp.	132,690	6,458
	J M Smucker Co.	49,684	6,229
	Coca-Cola Europacific Partners plc	94,400	5,015
	Lamb Weston Holdings Inc.	68,318	4,617
	Campbell Soup Co.	91,508	4,384
			843,442
Energy (0.2%)
*	Enphase Energy Inc.	61,537	11,458
*	SolarEdge Technologies Inc.	24,200	6,601
*,1	Plug Power Inc.	245,182	4,531
			22,590
Financials (10.9%)
	JPMorgan Chase & Co.	1,382,024	182,745
	Bank of America Corp.	3,347,733	124,536
	S&P Global Inc.	163,002	56,966
	Morgan Stanley	621,757	53,558
	Goldman Sachs Group Inc.	154,485	50,493
	Citigroup Inc.	935,600	49,970
	Charles Schwab Corp.	707,238	49,577
	BlackRock Inc.	67,670	45,277
	Chubb Ltd.	202,119	42,706
	Blackstone Inc.	329,600	38,824
	Marsh & McLennan Cos. Inc.	239,597	38,324
	PNC Financial Services Group Inc.	199,446	34,985

		Shares	Market Value ($000)
	CME Group Inc.	168,541	33,511
	US Bancorp	630,827	33,478
	Progressive Corp.	274,549	32,776
	Truist Financial Corp.	623,190	30,997
	Aon plc Class A (XNYS)	102,674	28,304
	Intercontinental Exchange Inc.	261,404	26,765
	Moody's Corp.	76,217	22,985
	American International Group Inc.	390,513	22,915
	MetLife Inc.	328,126	22,112
	Travelers Cos. Inc.	113,208	20,269
	Prudential Financial Inc.	177,773	18,888
	Aflac Inc.	302,056	18,296
	Allstate Corp.	131,522	17,978
	MSCI Inc. Class A	37,129	16,424
	Bank of New York Mellon Corp.	346,375	16,145
	Arthur J Gallagher & Co.	96,024	15,550
	Discover Financial Services	135,359	15,362
	M&T Bank Corp.	83,839	15,088
	Ameriprise Financial Inc.	52,804	14,588
	KKR & Co. Inc.	261,334	14,324
	T Rowe Price Group Inc.	106,622	13,551
*	SVB Financial Group	26,565	12,979
	First Republic Bank	83,640	12,967
	Fifth Third Bancorp	321,471	12,676
	State Street Corp.	171,535	12,435
	Willis Towers Watson plc	58,263	12,298
	Hartford Financial Services Group Inc.	158,024	11,458
	Northern Trust Corp.	96,434	10,776
	Regions Financial Corp.	451,283	9,969
	Citizens Financial Group Inc.	232,809	9,634
	Huntington Bancshares Inc.	674,637	9,364
	Cincinnati Financial Corp.	70,851	9,059
	Principal Financial Group Inc.	120,872	8,815
*	Markel Corp.	6,396	8,759
	Raymond James Financial Inc.	88,799	8,746
	KeyCorp	436,373	8,710
	Nasdaq Inc.	55,056	8,548
*	Arch Capital Group Ltd.	175,547	8,331
	Broadridge Financial Solutions Inc.	54,732	8,003
	W R Berkley Corp.	97,747	6,953
	Ally Financial Inc.	157,813	6,950
	FactSet Research Systems Inc.	17,672	6,747
	Brown & Brown Inc.	109,200	6,483
	Signature Bank	29,700	6,423
	Cboe Global Markets Inc.	49,600	5,571
	Fidelity National Financial Inc.	127,613	5,398
*	Alleghany Corp.	6,368	5,309
	Everest Re Group Ltd.	18,501	5,227
	Comerica Inc.	61,004	5,076
	Equitable Holdings Inc.	164,321	4,997
	MarketAxess Holdings Inc.	17,379	4,895
	Lincoln National Corp.	84,310	4,884
	Annaly Capital Management Inc.	708,809	4,685
	Assurant Inc.	26,362	4,658
	Globe Life Inc.	47,708	4,655
	Credicorp Ltd.	32,000	4,492
	Zions Bancorp NA	71,046	4,052
	Franklin Resources Inc.	135,524	3,670

		Shares	Market Value ($000)
	Commerce Bancshares Inc.	51,695	3,576
	Voya Financial Inc.	51,108	3,506
	RenaissanceRe Holdings Ltd.	20,218	3,104
	AGNC Investment Corp.	247,510	3,027
	SEI Investments Co.	50,751	2,965
	CNA Financial Corp.	14,600	669
			1,519,766
Health Care (15.1%)
	UnitedHealth Group Inc.	442,766	219,957
	Pfizer Inc.	2,629,223	139,454
	Eli Lilly & Co.	398,970	125,053
	AbbVie Inc.	831,639	122,559
	Merck & Co. Inc.	1,192,503	109,746
	Thermo Fisher Scientific Inc.	185,085	105,049
	Abbott Laboratories	818,268	96,114
	Danaher Corp.	298,901	78,856
	Bristol-Myers Squibb Co.	1,026,687	77,463
	Amgen Inc.	262,965	67,514
	Medtronic plc	632,926	63,388
	Anthem Inc.	115,209	58,712
	Cigna Corp.	153,022	41,054
	Stryker Corp.	163,852	38,423
	Gilead Sciences Inc.	590,160	38,272
	Zoetis Inc.	223,127	38,139
*	Intuitive Surgical Inc.	166,612	37,928
	Becton Dickinson and Co.	134,180	34,323
*	Vertex Pharmaceuticals Inc.	119,637	32,140
*	Regeneron Pharmaceuticals Inc.	48,014	31,917
*	Edwards Lifesciences Corp.	290,576	29,305
	Humana Inc.	60,680	27,563
*	Boston Scientific Corp.	666,926	27,351
	HCA Healthcare Inc.	115,090	24,215
*	Moderna Inc.	159,089	23,120
*	Centene Corp.	271,999	22,152
*	IQVIA Holdings Inc.	89,598	19,286
	Agilent Technologies Inc.	140,914	17,975
	Baxter International Inc.	235,980	17,946
*	Illumina Inc.	68,463	16,395
*	IDEXX Laboratories Inc.	39,770	15,575
*	Biogen Inc.	69,236	13,847
	ResMed Inc.	67,482	13,730
*	DexCom Inc.	45,165	13,456
	Cerner Corp.	137,234	13,017
	Zimmer Biomet Holdings Inc.	98,016	11,782
*	Veeva Systems Inc. Class A	65,100	11,084
	Laboratory Corp. of America Holdings	43,722	10,787
	West Pharmaceutical Services Inc.	34,500	10,708
*	Align Technology Inc.	37,020	10,278
*	Horizon Therapeutics plc	102,996	9,238
	STERIS plc	40,431	9,226
*	Avantor Inc.	285,224	9,139
	PerkinElmer Inc.	58,937	8,821
*	Hologic Inc.	117,033	8,809
*	Seagen Inc.	63,137	8,566
*	ICON plc	37,700	8,437
*	Catalent Inc.	80,300	8,276
	Quest Diagnostics Inc.	57,028	8,042
	Cooper Cos. Inc.	22,819	8,003

		Shares	Market Value ($000)
	Cardinal Health Inc.	131,013	7,379
*	Alnylam Pharmaceuticals Inc.	56,105	7,058
	Viatris Inc.	572,713	7,027
	Bio-Techne Corp.	18,300	6,766
*	Insulet Corp.	31,365	6,696
*	Incyte Corp.	86,756	6,584
*	BioMarin Pharmaceutical Inc.	85,614	6,432
	Teleflex Inc.	22,100	6,359
	Royalty Pharma plc Class A	154,200	6,344
*	Henry Schein Inc.	64,936	5,561
*	Charles River Laboratories International Inc.	23,300	5,454
*	ABIOMED Inc.	20,652	5,446
*	Bio-Rad Laboratories Inc. Class A	9,986	5,370
*	Elanco Animal Health Inc. (XNYS)	206,537	4,895
	Organon & Co.	120,724	4,583
	Universal Health Services Inc. Class B	34,507	4,300
*	Jazz Pharmaceuticals plc	28,354	4,244
	DENTSPLY SIRONA Inc.	103,799	4,106
*	Exact Sciences Corp.	81,824	4,076
*	Novocure Ltd.	47,258	3,799
*	Masimo Corp.	23,258	3,266
*	DaVita Inc.	29,747	2,900
*	Teladoc Health Inc.	71,037	2,422
*	Embecta Corp.	27,096	671
*	Zimvie Inc.	9,921	216
			2,114,144
Industrials (10.1%)
	Visa Inc. Class A	781,336	165,776
	Mastercard Inc. Class A	406,479	145,467
	Accenture plc Class A	299,649	89,433
	Union Pacific Corp.	302,861	66,563
	United Parcel Service Inc. Class B	341,060	62,158
	Caterpillar Inc.	254,506	54,935
	American Express Co.	289,735	48,913
*	PayPal Holdings Inc.	552,587	47,086
	Deere & Co.	131,149	46,922
	Automatic Data Processing Inc.	197,451	44,020
	CSX Corp.	1,039,489	33,045
	Illinois Tool Works Inc.	148,509	30,900
	Sherwin-Williams Co.	113,072	30,308
	Fidelity National Information Services Inc.	286,006	29,888
*	Fiserv Inc.	281,198	28,170
	FedEx Corp.	115,238	25,880
	Capital One Financial Corp.	193,350	24,722
*	Block Inc. (XNYS)	225,575	19,740
	Paychex Inc.	151,310	18,737
	Johnson Controls International plc	329,514	17,962
	Global Payments Inc.	132,934	17,420
	Cintas Corp.	41,472	16,520
	DuPont de Nemours Inc.	241,284	16,371
	Trane Technologies plc	109,360	15,098
	PACCAR Inc.	160,175	13,910
*	Mettler-Toledo International Inc.	10,673	13,727
	Verisk Analytics Inc. Class A	74,605	13,050
*	Keysight Technologies Inc.	87,176	12,693
	Old Dominion Freight Line Inc.	48,033	12,404
	Rockwell Automation Inc.	54,568	11,634
	Equifax Inc.	57,200	11,588

		Shares	Market Value ($000)
	Vulcan Materials Co.	62,506	10,305
	Martin Marietta Materials Inc.	29,190	9,906
	Fortive Corp.	153,300	9,469
*	Waters Corp.	28,609	9,382
*	FleetCor Technologies Inc.	37,551	9,343
	Synchrony Financial	244,653	9,062
	Dover Corp.	67,507	9,040
	Stanley Black & Decker Inc.	75,649	8,979
	Ingersoll Rand Inc.	188,106	8,869
	Expeditors International of Washington Inc.	79,276	8,628
*	Zebra Technologies Corp. Class A	24,879	8,414
*	Trimble Inc.	117,150	7,972
	Westinghouse Air Brake Technologies Corp.	83,501	7,888
	TransUnion	89,200	7,743
*	Generac Holdings Inc.	28,600	7,066
	Xylem Inc.	83,853	7,065
	Packaging Corp. of America	44,520	7,002
	IDEX Corp.	35,900	6,877
	JB Hunt Transport Services Inc.	39,151	6,757
	CH Robinson Worldwide Inc.	60,397	6,554
	Masco Corp.	113,320	6,424
	Jack Henry & Associates Inc.	33,744	6,348
	Westrock Co.	121,800	5,906
	Snap-on Inc.	24,819	5,507
*	Bill.com Holdings Inc.	43,400	5,132
*	Fair Isaac Corp.	12,179	4,988
	Allegion plc	42,690	4,766
	Robert Half International Inc.	50,307	4,535
	Fortune Brands Home & Security Inc.	63,334	4,392
*	Mohawk Industries Inc.	25,794	3,649
	Western Union Co.	182,927	3,318
*	GXO Logistics Inc.	46,937	2,547
*	XPO Logistics Inc.	45,937	2,455
			1,411,328
Real Estate (3.5%)
	American Tower Corp.	213,167	54,598
	Prologis Inc.	346,703	44,198
	Crown Castle International Corp.	202,556	38,415
	Equinix Inc.	42,075	28,909
	Public Storage	70,874	23,434
	Welltower Inc.	207,130	18,453
	Digital Realty Trust Inc.	131,814	18,400
	Realty Income Corp.	265,706	18,126
	Simon Property Group Inc.	153,300	17,576
	SBA Communications Corp. Class A	50,865	17,122
	AvalonBay Communities Inc.	65,265	13,572
	Equity Residential	173,914	13,362
	Alexandria Real Estate Equities Inc.	78,531	13,032
*	CBRE Group Inc. Class A	156,401	12,956
*	CoStar Group Inc.	183,220	11,165
	Extra Space Storage Inc.	61,700	10,995
	Ventas Inc.	187,139	10,618
	Invitation Homes Inc.	279,158	10,530
	Mid-America Apartment Communities Inc.	53,926	9,761
	Duke Realty Corp.	179,115	9,463
	Sun Communities Inc.	53,844	8,837
	Essex Property Trust Inc.	30,272	8,593
	Boston Properties Inc.	73,467	8,168

		Shares	Market Value ($000)
	Healthpeak Properties Inc.	255,650	7,590
	WP Carey Inc.	88,282	7,428
	Iron Mountain Inc.	134,524	7,251
	UDR Inc.	148,446	7,096
	Host Hotels & Resorts Inc.	331,000	6,617
	Kimco Realty Corp.	272,344	6,441
	Equity LifeStyle Properties Inc.	83,500	6,321
	Regency Centers Corp.	78,502	5,355
	Federal Realty Investment Trust	36,824	4,234
*	Zillow Group Inc. Class C	82,917	3,308
	Vornado Realty Trust	82,358	2,879
*	Zillow Group Inc. Class A	22,450	897
	Orion Office REIT Inc.	25,030	334
			486,034
Technology (32.8%)
	Apple Inc.	7,266,258	1,081,510
	Microsoft Corp.	3,548,207	964,651
*	Alphabet Inc. Class A	141,287	321,462
*	Alphabet Inc. Class C	130,546	297,747
	NVIDIA Corp.	1,127,080	210,448
*	Meta Platforms Inc. Class A	1,086,497	210,389
	Broadcom Inc.	190,072	110,266
*	Adobe Inc.	222,194	92,539
	Intel Corp.	1,903,676	84,561
*	Advanced Micro Devices Inc.	770,188	78,451
	Texas Instruments Inc.	435,084	76,905
	QUALCOMM Inc.	531,413	76,109
*	Salesforce Inc.	444,160	71,172
	Oracle Corp.	758,064	54,520
	Intuit Inc.	124,175	51,466
	Applied Materials Inc.	416,795	48,886
*	ServiceNow Inc.	93,884	43,888
	Micron Technology Inc.	526,907	38,907
	Lam Research Corp.	66,129	34,389
	KLA Corp.	71,301	26,014
	NXP Semiconductors NV	124,558	23,636
	Marvell Technology Inc.	396,544	23,456
*	Palo Alto Networks Inc.	45,490	22,871
*	Synopsys Inc.	71,280	22,753
*	Autodesk Inc.	103,462	21,494
*	Cadence Design Systems Inc.	129,175	19,858
	HP Inc.	509,166	19,776
	Microchip Technology Inc.	255,964	18,596
	Cognizant Technology Solutions Corp. Class A	247,657	18,500
*	Fortinet Inc.	62,800	18,472
*	Crowdstrike Holdings Inc. Class A	93,444	14,950
*	Twitter Inc.	365,329	14,467
*	Workday Inc. Class A	89,987	14,065
	VMware Inc. Class A	105,249	13,482
	Corning Inc.	357,600	12,809
*	Snowflake Inc. Class A	95,000	12,127
*	ON Semiconductor Corp.	199,000	12,075
*	Atlassian Corp. plc Class A	65,300	11,579
*	Datadog Inc. Class A	116,703	11,132
*	Zoom Video Communications Inc. Class A	101,931	10,952
	CDW Corp.	63,645	10,811
*	Gartner Inc.	37,558	9,855
	Monolithic Power Systems Inc.	21,272	9,581

		Shares	Market Value ($000)
	Hewlett Packard Enterprise Co.	610,967	9,531
*	Western Digital Corp.	147,298	8,939
*	EPAM Systems Inc.	25,379	8,591
	Skyworks Solutions Inc.	78,157	8,509
	Teradyne Inc.	76,700	8,380
*	Twilio Inc. Class A	78,020	8,205
*	VeriSign Inc.	45,707	7,978
*	Splunk Inc.	75,182	7,711
*	Akamai Technologies Inc.	75,827	7,662
*	DocuSign Inc. Class A	90,831	7,622
	NetApp Inc.	105,865	7,617
	Seagate Technology Holdings plc	88,674	7,508
*	HubSpot Inc.	21,279	7,186
*	MongoDB Inc. Class A	29,700	7,043
*	Cloudflare Inc. Class A	123,703	6,927
*	Palantir Technologies Inc. Class A	788,200	6,842
	SS&C Technologies Holdings Inc.	106,400	6,809
*	Tyler Technologies Inc.	18,879	6,718
*	Paycom Software Inc.	23,200	6,597
	Dell Technologies Inc. Class C	127,763	6,380
	NortonLifeLock Inc.	261,569	6,367
*	Check Point Software Technologies Ltd.	47,958	5,999
*	GoDaddy Inc. Class A	79,800	5,989
	Citrix Systems Inc.	58,362	5,876
*	PTC Inc.	50,100	5,838
*	Qorvo Inc.	50,400	5,632
*	Zscaler Inc.	36,658	5,612
*	Pinterest Inc. Class A	267,813	5,263
*	DoorDash Inc. Class A	68,000	5,230
*	Zendesk Inc.	57,000	5,213
	Amdocs Ltd.	57,225	4,972
*	Okta Inc.	59,358	4,930
*	F5 Inc.	28,095	4,581
*	Arrow Electronics Inc.	31,288	3,775
*	Flex Ltd.	216,500	3,696
*	Ceridian HCM Holding Inc.	60,489	3,406
*	Clarivate plc	222,146	3,281
*	Unity Software Inc.	73,000	2,918
*	RingCentral Inc. Class A	38,758	2,447
*	Coupa Software Inc.	35,058	2,412
*	Wix.com Ltd.	25,000	1,575
*,2	Yandex NV Class A	149,782	—
			4,589,344
Telecommunications (3.4%)
	Verizon Communications Inc.	1,978,613	101,483
	Comcast Corp. Class A	2,119,306	93,843
	Cisco Systems Inc.	1,990,198	89,658
	AT&T Inc.	3,368,558	71,717
*	T-Mobile US Inc.	277,136	36,939
*	Charter Communications Inc. Class A	56,591	28,688
	Motorola Solutions Inc.	78,030	17,146
*	Arista Networks Inc.	112,828	11,540
	Lumen Technologies Inc.	475,100	5,815
*	Roku Inc.	55,700	5,286
	Juniper Networks Inc.	151,225	4,640
*	Liberty Global plc Class C	163,500	4,154
*	DISH Network Corp. Class A	117,372	2,680
*	Liberty Global plc Class A	72,200	1,756

		Shares	Market Value ($000)
	Ubiquiti Inc.	3,200	837
			476,182
Utilities (0.5%)
	Waste Management Inc.	198,462	31,458
	Republic Services Inc. Class A	98,749	13,217
	American Water Works Co. Inc.	85,141	12,878
	Atmos Energy Corp.	62,810	7,305
			64,858
Total Common Stocks (Cost $9,403,151)			13,987,753
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 0.854% (Cost $20,967)	209,697	20,968
Total Investments (100.1%) (Cost $9,424,118)			14,008,721
Other Assets and Liabilities—Net (-0.1%)			(19,775)
Net Assets (100%)			13,988,946
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,797,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,294,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	19	3,925	(24)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	13,987,753	—	—	13,987,753
Temporary Cash Investments	20,968	—	—	20,968
Total	14,008,721	—	—	14,008,721
Derivative Financial Instruments
Liabilities
Futures Contracts	24	—	—	24